Capital management (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items
Schedule of capital management
	2019	2018
Share capital	94,500	75,045
Deficit	(101,609)	(90,784)
Debentures	44,039	42,156
Convertible debentures	12,373	11,889
Credit facilities	76,472	76,465